Long Term Obligations - Senior Secured Term Loan Facility - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Base Rate [Member]	Jan. 24, 2014 Subsequent Event [Member]	Jan. 24, 2014 Subsequent Event [Member] Base Rate [Member]	Jan. 24, 2014 Subsequent Event [Member] Libor Rate [Member]	Dec. 31, 2013 Senior Secured Term Loan Facility, due 2016 [Member]	Jan. 24, 2014 Senior Secured Term Loan Facility, due 2016 [Member] Subsequent Event [Member] Base Rate [Member]	Jan. 24, 2014 Senior Secured Term Loan Facility, due 2016 [Member] Subsequent Event [Member] Libor Rate [Member]	Dec. 31, 2013 Senior Secured Term Loan Facility, due 2018 [Member]	Jan. 24, 2014 Senior Secured Term Loan Facility, due 2018 [Member] Subsequent Event [Member] Base Rate [Member]	Jan. 24, 2014 Senior Secured Term Loan Facility, due 2018 [Member] Subsequent Event [Member] Libor Rate [Member]
Debt Instrument [Line Items]
Annual principal payments, senior secured term loan	$ 23.8
Secured Term Loan Balloon Payment Amount at Maturity dates							305.9			1,980.7
Effective annual interest rates, senior secured term loan facility	4.85%	5.76%
Interest rate margins								1.00%	2.00%		1.50%	2.50%
Interest rate margins			2.00%		1.75%	0.75%
Soft call option				1.00%
Refinancing expenses	$ 24.2			$ 5.6